Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9 – Commitments and Contingencies
During the normal course of business, the Company could be subject to legal actions relating to ownership and operations and the Company has, from time to time, entered into various agreements containing indemnification provisions. In management’s opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on the Company’s financial position, results of operations, or liquidity. The aggregate maximum potential future liability of the Company under such indemnification provisions is uncertain. As of September 30, 2026 and December 31, 2025, no amounts have been accrued related to such legal proceedings or indemnification obligations.
Registration rights
In connection with the Offering, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the investors in the Offering and Lucius Partners covering the resale of the shares sold in the Offering, the shares issuable upon exercise of the Placement Agent Warrants and the 1,000,000 shares of Common Stock outstanding prior to the Merger (2,134,169 shares in total as of September 30, 2026). The Company is required to file a resale registration statement within 30 days after the final closing of the Offering, to use commercially reasonable efforts to have it declared effective within 120 days after the final closing, and to keep it effective for up to five years. If the Company fails to meet these deadlines or the registration statement ceases to be available for resales beyond permitted grace periods, the Company must pay the affected holders liquidated damages in cash of 12% per annum of the $27.50 per share Offering price, capped at 8% of the Offering price per share, or a maximum of approximately $4.7 million in the aggregate. The liquidated damages provision is a registration payment arrangement under ASC 825-20 and is accounted for separately from the related shares and warrants as a contingency under ASC 450-20. No payment was considered probable as of September 30, 2026, and no liability has been recognized.
Lock-up agreements
Holders of Common Stock outstanding prior to the Merger or issued in the Merger, including the Company’s directors and officers and holders of more than 10% of the outstanding Common Stock, entered into lock-up agreements (the “Lock-Up Agreements”) that restrict the sale, transfer, pledge or hedging of those shares and of securities held prior to the Closing that are exercisable for Common Stock, including the Rollover Options. The restrictions run from the Closing Date until 18 months (for directors, officers and holders of more than 10% of the outstanding Common Stock) or six months (for other holders) after the Common Stock is approved for quotation on the OTCQB or OTCQX market or for listing on a national securities exchange, subject to customary exceptions. Shares purchased in the Offering and equity awards granted after the Closing are not subject to the Lock-Up Agreements.

Note 8 – Commitments and Contingencies
During the normal course of business, the Company could be subject to legal actions relating to ownership and operations and the Company has, from time to time, entered into various agreements containing indemnification provisions. In management’s opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on the Company’s financial position, results of operations, or liquidity. The aggregate maximum potential future liability of the Company under such indemnification provisions is uncertain. As of December 31, 2025 and 2024, no amounts have been accrued related to such indemnification provisions.